(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
July 31, 2001


Mercury
Growth Opportunity
Fund


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Mercury Growth Opportunity Fund of
The Asset Program, Inc.
Box 9011
Princeton, NJ
08543-9011


www.mlim.ml.com



Printed on post-consumer recycled paper



PORTFOLIO INFORMATION


GEOGRAPHIC ALLOCATION
As a Percentage of Net Assets as of July 31, 2001++


A pie chart illustrating the following:

Finland                 3.0%
United Kingdom          0.8%
France                  1.8%
Netherlands             2.2%
United States          84.3%

++Total may not equal 100%.


INVESTMENTS AS OF JULY 31, 2001

                                Percent of
Ten Largest Holdings            Net Assets

Wal-Mart Stores, Inc.              5.0%
Lowe's Companies, Inc.             4.0
PepsiCo, Inc.                      3.4
Wells Fargo Company                3.4
The Home Depot, Inc.               3.2
Lincoln National Corporation       3.2
Nokia Oyj 'A' (ADR)                3.0
The Walt Disney Company            2.5
CVS Corporation                    2.4
State Street Corporation           2.3


                                Percent of
Ten Largest Industries          Net Assets

Multiline Retail                   9.5%
Specialty Retail                   9.3
Insurance                          8.1
Media                              7.9
Pharmaceuticals                    7.3
Diversified Financials             6.5
Banks                              6.5
Beverages                          5.7
Energy Equipment & Service         5.7
Food & Drug Retailing              5.6



July 31, 2001, Mercury Growth Opportunity Fund



DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report to shareholders. For the six-month period ended July 31, 2001, Mercury Growth Opportunity Fund's Class I, Class A, Class B and Class C Shares had total returns of -16.68%, -16.83%, -17.14% and -17.12%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.) The total return for the Lipper, Inc. Large Cap Growth Funds Average was -31.55% for the same period.

Portfolio Matters
The primary reasons for the Fund's overall negative investment returns were the downtrend in absolute stock valuations for the US equity markets and the lack of equity investment exposure in the Fund to companies in industries that had meaningful positive returns during the six-month period ended July 31, 2001. Many of these companies were in the auto components and automobile industries. It appears to us that investors anticipate a significant improvement in motor vehicle sales levels, assuming that the Federal Reserve Board will continue to reduce short-term interest rates as well as the Federal Government sending more spending power to households in the form of tax rebate checks and lower income tax withholding rates for the lowest-income households. Also, with respect to equity investments in technology companies, the Fund remained underweight as a percentage of net assets compared to the weight in the unmanaged Standard & Poor's 500 Index. A select few of the largest market capitalization companies in the technology sector experienced significant absolute and relative stock price appreciation during the six months ended July 31, 2001. We did not invest in these companies because our viewpoint on the business fundamentals is not positive. As of July 31, 2001, less than 7% of the net assets of the Fund were invested in stocks of technology companies.

Our five largest industry categories at July 31, 2001 were: multiline retailing companies at 9.5% of net assets; specialty retailing companies, 9.3%; insurance companies, 8.1%; media, 7.9%; and pharmaceutical companies, 7.3%. Almost all of the stocks of the companies in these industry sectors contributed positively to the comparative investment performance relative to other Lipper Large Cap Growth Funds for the six-month period ended July 31, 2001. Our ten largest equity holdings at July 31, 2001 were: Wal-Mart Stores Inc., Lowe's Companies, Inc., PepsiCo, Inc., Wells Fargo Company, The Home Depot, Inc., Lincoln National Corporation, Nokia Oyj, The Walt Disney Company, CVS Corporation and State Street Corporation. The Fund's overall investment weighting in the consumer discretionary spending sector is more than 28% of the net assets as of July 31, 2001. The next-largest sector weighting is in financial companies at more than 21% of net assets.



July 31, 2001, Mercury Growth Opportunity Fund


Market Outlook
In our opinion, the downtrend in US stock valuations witnessed during the six-month period ended July 31, 2001 may end during the next six months. It appears to us that the US Federal Reserve Board's reductions in the targeted Federal Funds interest rate since early January 2001 has not halted the upward trend in unemployment claims during the six months ended July 31, 2001. We believe the mailings of Federal tax rebate checks and upcoming lower withholding tax rates for lower-income households could cause an upward trend in household spending on apparel, food, beverages, cosmetics, and entertainment services and media. Consequently, the largest investment sector of the Fund by July 31, 2001 was in stocks of companies in the consumer discretionary spending sector.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director




(Lawrence R. Fuller)
Lawrence R. Fuller
Senior Vice President and
Portfolio Manager



September 4, 2001



OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Christopher G. Ayoub, Senior Vice President
R. Elise Baum, Senior Vice President
Robert C. Doll Jr., Senior Vice President
Lawrence R. Fuller, Senior Vice President and Portfolio Manager
Gregory Mark Maunz, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Allan J. Oster, Secretary

Custodian
The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260



July 31, 2001, Mercury Growth Opportunity Fund



FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE
The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



July 31, 2001, Mercury Growth Opportunity Fund



FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*++                         Charge         Charge**

One Year Ended 6/30/01                    -26.70%         -30.55%
Five Years Ended 6/30/01                  +14.29          +13.07
Inception (2/02/96)through 6/30/01        +13.91          +12.78

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++Prior to April 3, 2000 Class I Shares were designated as Class A
Shares.


                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*++                         Charge         Charge**

One Year Ended6/30/01                     -26.91%         -30.75%
Five Years Ended6/30/01                   +14.02          +12.80
Inception (2/02/96)through 6/30/01        +13.66          +12.53

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++Prior to April 3, 2000 Class A Shares were designated as Class D
Shares.


                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**

One Year Ended 6/30/01                    -27.48%         -29.95%
Five Years Ended 6/30/01                  +13.06          +12.82
Inception (2/02/96)through 6/30/01        +12.69          +12.58

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**

One Year Ended 6/30/01                    -27.50%         -28.11%
Five Years Ended 6/30/01                  +13.03          +13.03
Inception (2/02/96)through 6/30/01        +12.66          +12.66

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



RECENT PERFORMANCE RESULTS*

                           6-Month          12-Month       Since Inception
As of July 31, 2001      Total Return     Total Return       Total Return

Class I**                   -16.68%          -27.51%            +97.55%
Class A**                   -16.83           -27.68             +95.17
Class B                     -17.14           -28.27             +86.30
Class C                     -17.12           -28.26             +86.01

*Investment results shown do not reflect sales charges. Results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 2/02/96.
**Prior to April 3, 2000, Class I Shares were designated as Class A Shares and Class A Shares were designated as Class D Shares.



July 31, 2001, Mercury Growth Opportunity Fund


SCHEDULE OF INVESTMENTS
                                                                                          In US Dollars
                   Shares                                                                          Percent of
Industry            Held                     Common Stocks                           Value          Net Assets
Banks             25,000    Golden West Financial Corporation                    $  1,616,250           1.0%
                  53,000    Northern Trust Corporation                              3,380,870           2.1
                 119,000    Wells Fargo Company                                     5,481,140           3.4
                                                                                 ------------          -----
                                                                                   10,478,260           6.5

Beverages         45,000    Anheuser-Busch Companies, Inc.                          1,948,950           1.2
                  40,000    The Coca-Cola Company                                   1,784,000           1.1
                 118,000    PepsiCo, Inc.                                           5,502,340           3.4
                                                                                 ------------          -----
                                                                                    9,235,290           5.7

Biotechnology     57,000    ++Amgen Inc.                                            3,573,900           2.2
                  40,000    ++IDEC Pharmaceuticals Corporation                      2,159,200           1.3
                 105,000    ++Immunex Corporation                                   1,617,000           1.0
                                                                                 ------------          -----
                                                                                    7,350,100           4.5

Commercial        33,000    ++Concord EFS, Inc.                                     1,893,210           1.2
Services &        24,000    H & R Block, Inc.                                       1,712,880           1.1
Supplies                                                                         ------------          -----
                                                                                    3,606,090           2.3

Communications   415,000    Lucent Technologies Inc.                                2,780,500           1.7
Equipment        225,000    Nokia Oyj 'A' (ADR)*                                    4,907,250           3.0
                                                                                 ------------          -----
                                                                                    7,687,750           4.7

Diversified       20,000    Fannie Mae                                              1,665,000           1.0
Financials        21,000    The Goldman Sachs Group, Inc.                           1,746,360           1.1
                  26,000    Morgan Stanley Dean Witter & Co.                        1,555,320           1.0
                  71,000    State Street Corporation                                3,817,670           2.3
                  45,300    T. Rowe Price Group Inc.                                1,719,588           1.1
                                                                                 ------------          -----
                                                                                   10,503,938           6.5

Diversified      160,000    ++Infonet Services Corporation (Class B)                1,027,200           0.6
Telecommuni-
cation
Services

Energy            83,700    Baker Hughes Incorporated                               2,978,046           1.9
Equipment &       38,000    ++Noble Drilling Corporation                            1,166,220           0.7
Service           65,000    ++Rowan Companies, Inc.                                 1,250,600           0.8
                  90,000    ++Weatherford International, Inc.                       3,793,500           2.3
                                                                                 ------------          -----
                                                                                    9,188,366           5.7


July 31, 2001, Mercury Growth Opportunity Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                          In US Dollars
                   Shares                                                                          Percent of
Industry            Held                     Common Stocks                           Value          Net Assets
Food & Drug      110,100    CVS Corporation                                      $  3,964,701           2.4%
Retailing         65,000    Koninklijke Ahold NV                                    1,953,088           1.2
                  95,200    Walgreen Co.                                            3,208,240           2.0
                                                                                 ------------          -----
                                                                                    9,126,029           5.6

Food Products     28,000    Unilever NV (NY Registered Shares)                      1,678,600           1.0

Health Care       28,900    ++Tenet Healthcare Corporation                          1,604,239           1.0
Providers &
Services

Hotels,           43,000    McDonald's Corporation                                  1,253,020           0.8
Restaurants       36,000    ++Tricon Global Restaurants, Inc.                       1,647,000           1.0
& Leisure                                                                        ------------          -----
                                                                                    2,900,020           1.8

Household         30,000    Colgate-Palmolive Company                               1,626,000           1.0
Products

IT Consulting     27,000    Electronic Data Systems Corporation                     1,723,950           1.1
& Services

Insurance         40,000    American International Group, Inc.                      3,330,000           2.0
                  34,000    Everest Re Group, Ltd.                                  2,383,400           1.5
                 100,000    Lincoln National Corporation                            5,103,000           3.2
                   3,350    ++Markel Corporation                                      678,073           0.4
                  16,300    Marsh & McLennan Companies, Inc.                        1,636,520           1.0
                                                                                 ------------          -----
                                                                                   13,130,993           8.1

Media             70,000    ++AOL Time Warner Inc.                                  3,181,500           2.0
                  25,800    ++Clear Channel Communications, Inc.                    1,511,880           0.9
                  56,700    ++Hispanic Broadcasting Corporation                     1,332,450           0.8
                  51,300    The Interpublic Group of Companies, Inc.                1,404,081           0.9
                  26,772    ++Viacom, Inc. (Class B)                                1,333,246           0.8
                 151,900    The Walt Disney Company                                 4,002,565           2.5
                                                                                 ------------          -----
                                                                                   12,765,722           7.9

Multi-             3,000    Enron Corp.                                               136,050           0.1
Utilities

Multiline         28,000    Family Dollar Stores, Inc.                                837,480           0.5
Retail            54,000    ++Kohl's Corporation                                    3,093,120           1.9
                  88,000    Target Corporation                                      3,405,600           2.1
                 143,000    Wal-Mart Stores, Inc.                                   7,993,700           5.0
                                                                                 ------------          -----
                                                                                   15,329,900           9.5


July 31, 2001, Mercury Growth Opportunity Fund


SCHEDULE OF INVESTMENTS (CONCLUDED)
                                                                                          In US Dollars
                   Shares                                                                          Percent of
Industry            Held                     Common Stocks                           Value          Net Assets
Personal          43,000    The Estee Lauder Companies Inc. (Class A)            $  1,700,650           1.1%
Products

Pharmaceu-        21,500    Allergan Inc.                                           1,618,735           1.0
ticals            25,500    ++Forest Laboratories, Inc.                             2,003,025           1.2
                  44,000    ++King Pharmaceuticals, Inc.                            1,988,800           1.2
                  37,300    Mylan Laboratories, Inc.                                1,258,875           0.8
                  45,000    Sanofi-Synthelabo SA                                    2,827,125           1.8
                  32,000    ++Watson Pharmaceuticals, Inc.                          2,107,200           1.3
                                                                                 ------------          -----
                                                                                   11,803,760           7.3

Specialty        106,000    ++Bed Bath & Beyond Inc.                                3,413,200           2.1
Retail           104,200    The Home Depot, Inc.                                    5,248,554           3.2
                 170,000    Lowe's Companies, Inc.                                  6,490,600           4.0
                                                                                 ------------          -----
                                                                                   15,152,354           9.3

Wireless          64,000    Vodafone Group PLC (ADR)*                               1,379,200           0.8
Telecommuni-
cation
Services

                            Total Common Stocks (Cost--$157,158,216)              149,134,461          92.1



                    Face
                   Amount                Short-Term Securities

Commercial   $ 6,235,000    General Motors Acceptance Corp., 3.88% due 8/01/2001    6,235,000           3.9
Paper**

US Government  5,000,000    Fannie Mae, 3.70% due 8/28/2001                         4,986,125           3.1
Agency         2,000,000    Freddie Mac, 3.66% due 8/21/2001                        1,995,933           1.2
Obligations**

                            Total Short-Term Securities (Cost--$13,217,058)        13,217,058           8.2

                            Total Investments (Cost--$170,375,274)                162,351,519         100.3
                            Liabilities in Excess of Other Assets                   (421,419)          (0.3)
                                                                                 ------------         ------
                            Net Assets                                           $161,930,100         100.0%
                                                                                 ============         ======


*American Depositary Receipts (ADR).
**Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
++Non-income producing security.

See Notes to Financial Statements.


July 31, 2001, Mercury Growth Opportunity Fund


STATEMENT OF ASSETS AND LIABILITIES

As of July 31, 2001
Assets:
Investments, at value (identified cost--$170,375,274)                                         $  162,351,519
Cash                                                                                                     890
Receivables:
 Securities sold                                                            $    5,714,935
 Capital shares sold                                                               100,484
 Dividends                                                                          67,888         5,883,307
                                                                            --------------
Prepaid registration fees and other assets                                                            13,129
                                                                                              --------------
Total assets                                                                                     168,248,845
                                                                                              --------------

Liabilities:
Payables:
 Securities purchased                                                            5,596,758
 Capital shares redeemed                                                           217,859
 Distributor                                                                       133,178
 Investment adviser                                                                 92,426         6,040,221
                                                                            --------------
Accrued expenses and other liabilities                                                               278,524
                                                                                              --------------
Total liabilities                                                                                  6,318,745
                                                                                              --------------

Net Assets:
Net assets                                                                                    $  161,930,100
                                                                                              ==============

Net Assets Consist of:
Class I Shares of capital stock, $.10 par value, 6,250,000 shares authorized                    $     20,593
Class A Shares of capital stock, $.10 par value, 6,250,000 shares authorized                          70,427
Class B Shares of capital stock, $.10 par value, 25,000,000 shares authorized                        659,827
Class C Shares of capital stock, $.10 par value, 10,000,000 shares authorized                        425,439
Paid-in capital in excess of par                                                                 186,755,475
Accumulated investment loss--net                                                                 (1,238,800)
Accumulated realized capital losses on investments and
 foreign currency transactions--net                                                             (16,739,178)
Unrealized depreciation on investments and foreign currency transactions--net                    (8,023,683)
                                                                                              --------------
Net assets                                                                                    $  161,930,100
                                                                                              ==============

Net Asset Value:
Class I--Based on net assets of $2,910,254 and 205,925 shares outstanding                     $        14.13
                                                                                              ==============
Class A--Based on net assets of $9,912,631 and 704,273 shares outstanding                     $        14.07
                                                                                              ==============
Class B--Based on net assets of $90,743,525 and 6,598,269 shares outstanding                  $        13.75
                                                                                              ==============
Class C--Based on net assets of $58,363,690 and 4,254,385 shares outstanding                  $        13.72
                                                                                              ==============

See Notes to Financial Statements.


July 31, 2001, Mercury Growth Opportunity Fund


STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2001
Investment Income:
Dividends (net of $16,093 foreign withholding tax)                                            $      561,130
Interest and discount earned                                                                         230,559
                                                                                              --------------
Total income                                                                                         791,689
                                                                                              --------------

Expenses:
Investment advisory fees                                                    $      560,516
Account maintenance and distribution fees--Class B                                 487,425
Account maintenance and distribution fees--Class C                                 311,549
Transfer agent fees--Class B                                                       231,808
Transfer agent fees--Class C                                                       156,389
Professional fees                                                                   65,247
Accounting services                                                                 52,704
Printing and shareholder reports                                                    37,055
Registration fees                                                                   20,344
Custodian fees                                                                      19,857
Transfer agent fees--Class A                                                        19,657
Account maintenance fees--Class A                                                   12,437
Directors' fees and expenses                                                        12,251
Transfer agent fees--Class I                                                         5,311
Pricing fees                                                                           896
Other                                                                                9,673
                                                                            --------------
Total expenses                                                                                     2,003,119
                                                                                              --------------
Investment loss--net                                                                             (1,211,430)
                                                                                              --------------

Realized & Unrealized Gain (Loss) on Investments
& Foreign Currency Transactions--Net:
Realized gain (loss) on:
 Investments--net                                                             (16,253,977)
 Foreign currency transactions--net                                                  1,887      (16,252,090)
                                                                            --------------
Change in unrealized appreciation/depreciation on:
 Investments--net                                                             (15,785,352)
 Foreign currency transactions--net                                                     72      (15,785,280)
                                                                            --------------    --------------
Net Decrease in Net Assets Resulting from Operations                                          $ (33,248,800)
                                                                                              ==============

See Notes to Financial Statements.


July 31, 2001, Mercury Growth Opportunity Fund


STATEMENTS OF CHANGES IN NET ASSETS
                                                                              For the Six          For the
                                                                              Months Ended        Year Ended
                                                                                July 31,         January 31,
Increase (Decrease)in Net Assets:                                                 20012000
Operations:
Investment loss--net                                                        $  (1,211,430)    $  (2,821,653)
Realized gain (loss)on investments and foreign currency transactions--net     (16,252,090)        24,761,988
Change in unrealized appreciation/depreciation on
investments and foreign currency transactions--net                            (15,785,280)      (41,756,182)
                                                                            --------------    --------------
Net decrease in net assets resulting from operations                          (33,248,800)      (19,815,847)
                                                                            --------------    --------------

Distributions to Shareholders:
Realized gain on investments--net:
 Class I                                                                          (86,449)         (221,808)
 Class A                                                                         (294,044)       (1,186,908)
 Class B                                                                       (2,792,980)      (14,019,996)
 Class C                                                                       (1,796,089)       (8,880,541)
                                                                            --------------    --------------
Net decrease in net assets resulting from distributions to shareholders        (4,969,562)      (24,309,253)
                                                                            --------------    --------------

Capital Share Transactions:
Net increase in net assets derived from capital share transactions               8,426,771        39,382,889
                                                                            --------------    --------------

Net Assets:
Total decrease in net assets                                                  (29,791,591)       (4,742,211)
Beginning of period                                                            191,721,691       196,463,902
                                                                            --------------    --------------
End of period*                                                              $  161,930,100    $  191,721,691
                                                                            ==============    ==============

*Accumulated investment loss--net                                           $  (1,238,800)    $     (27,370)
                                                                            ==============    ==============

See Notes to Financial Statements.


July 31, 2001, Mercury Growth Opportunity Fund


FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                           Class I+++++
                                                                 For the
                                                                Six Months
                                                                  Ended
Increase (Decrease) in                                           July 31,         For the Year Ended January 31,
Net Asset Value:                                                   2001       2001       2000        1999       1998
Per Share Operating Performance:
Net asset value, beginning of period                            $  17.49   $  22.01   $  18.53    $  13.42   $  11.79
                                                                ---------  ---------  ---------  ---------   ---------
Investment loss--net++                                              (.03)      (.05)      (.01)       (.06)      (.07)
Realized and unrealized gain (loss) on investments
   and foreign currency transactions--net                          (2.90)     (1.64)      4.58        5.63       2.83
                                                                ---------  ---------  ---------  ---------   ---------
Total from investment operations                                   (2.93)     (1.69)      4.57        5.57       2.76
                                                                ---------  ---------  ---------  ---------   ---------
Less distributions from realized gain on investments--net           (.43)     (2.83)     (1.09)       (.46)     (1.13)
                                                                ---------  ---------  ---------  ---------   ---------
Net asset value, end of period                                  $  14.13   $  17.49   $  22.01   $   18.53   $  13.42
                                                                =========  =========  =========  =========   =========

Total Investment Return:**
Based on net asset value per share                                (16.68%)+++ (8.37%)    25.11%      42.02%     23.52%
                                                                =========  =========  =========  ==========  =========

Ratios to Average Net Assets:
Expenses                                                            1.29%*     1.31%      1.36%       1.56%      1.98%
                                                                =========  =========  =========  ==========  =========
Investment loss--net                                                (.38%)*    (.25%)     (.07%)      (.39%)     (.55%)
                                                                =========  =========  =========  ==========  =========

Supplemental Data:
Net assets, end of period (in thousands)                        $   2,910  $   2,142  $     939  $     582   $     207
                                                                =========  =========  =========  =========   =========
Portfolio turnover                                                 80.95%    100.88%     81.27%      40.59%     60.24%
                                                                =========  =========  =========  ==========  =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.
+++++Prior to April 3, 2000, Class I Shares were designated as Class
A Shares.

See Notes to Financial Statements.


July 31, 2001, Mercury Growth Opportunity Fund


FINANCIAL HIGHLIGHTS (CONTINUED)
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                           Class A+++++
                                                                 For the
                                                                Six Months
                                                                  Ended
Increase (Decrease) in                                           July 31,         For the Year Ended January 31,
Net Asset Value:                                                   2001       2001       2000        1999       1998
Per Share Operating Performance:
Net asset value, beginning of period                            $  17.45   $  21.93   $  18.51    $  13.42   $  11.78
                                                                ---------  ---------  ---------  ---------   ---------
Investment loss--net++                                              (.05)      (.12)      (.07)       (.10)      (.11)
Realized and unrealized gain (loss) on investments
   and foreign currency transactions--net                          (2.90)     (1.61)      4.58        5.62       2.84
                                                                ---------  ---------  ---------  ---------   ---------
Total from investment operations                                   (2.95)     (1.73)      4.51        5.52       2.73
                                                                ---------  ---------  ---------  ---------   ---------
Less distributions from realized gain on investments--net           (.43)     (2.75)     (1.09)       (.43)     (1.09)
                                                                ---------  ---------  ---------  ---------   ---------
Net asset value, end of period                                  $  14.07   $  17.45   $  21.93    $  18.51   $  13.42
                                                                =========  =========  =========  =========   =========

Total Investment Return:**
Based on net asset value per share                                (16.83%)+++ (8.57%)    24.80%      41.59%     23.30%
                                                                =========  =========  =========  ==========  =========

Ratios to Average Net Assets:
Expenses                                                            1.55%*     1.55%      1.62%       1.80%      2.23%
                                                                =========  =========  =========  ==========  =========
Investment loss--net                                                (.63%)*    (.55%)     (.34%)      (.64%)     (.80%)
                                                                =========  =========  =========  ==========  =========

Supplemental Data:
Net assets, end of period (in thousands)                        $   9,913  $  10,515  $   7,659  $   3,700   $   1,612
                                                                =========  =========  =========  =========   =========
Portfolio turnover                                                 80.95%    100.88%     81.27%      40.59%     60.24%
                                                                =========  =========  =========  ==========  =========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.
+++++Prior to April 3, 2000, Class A Shares were designated as Class
D Shares.

See Notes to Financial Statements.


July 31, 2001, Mercury Growth Opportunity Fund


FINANCIAL HIGHLIGHTS (CONTINUED)
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                             Class B
                                                                 For the
                                                                Six Months
                                                                  Ended
Increase (Decrease) in                                           July 31,         For the Year Ended January 31,
Net Asset Value:                                                   2001       2001       2000        1999       1998
Per Share Operating Performance:
Net asset value, beginning of period                            $  17.13   $  21.44   $  18.26    $  13.27   $  11.68
                                                                ---------  ---------  ---------  ---------   ---------
Investment loss--net++                                              (.11)      (.30)      (.22)       (.23)      (.22)
Realized and unrealized gain (loss) on investments
   and foreign currency transactions--net                          (2.84)     (1.56)      4.48        5.54       2.80
                                                                ---------  ---------  ---------  ---------   ---------
Total from investment operations                                   (2.95)     (1.86)      4.26        5.31       2.58
                                                                ---------  ---------  ---------  ---------   ---------
Less distributions from realized gain on investments--net           (.43)     (2.45)     (1.08)       (.32)      (.99)
                                                                ---------  ---------  ---------  ---------   ---------
Net asset value, end of period                                  $  13.75   $  17.13   $  21.44    $  18.26   $  13.27
                                                                =========  =========  =========  =========   =========

Total Investment Return:**
Based on net asset value per share                                (17.14%)+++ (9.31%)    23.76%      40.41%     22.16%
                                                                =========  =========  =========  ==========  =========

Ratios to Average Net Assets:
Expenses                                                            2.38%*     2.36%      2.45%       2.66%      3.09%
                                                                =========  =========  =========  ==========  =========
Investment loss--net                                               (1.46%)*   (1.38%)    (1.16%)     (1.50%)    (1.66%)
                                                                =========  =========  =========  ==========  =========

Supplemental Data:
Net assets, end of period (in thousands)                        $  90,743  $ 109,589  $ 115,216  $  69,601   $  25,752
                                                                =========  =========  =========  =========   =========
Portfolio turnover                                                 80.95%    100.88%     81.27%      40.59%     60.24%
                                                                =========  =========  =========  ==========  =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.


July 31, 2001, Mercury Growth Opportunity Fund


FINANCIAL HIGHLIGHTS (CONCLUDED)
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                             Class C
                                                                 For the
                                                                Six Months
                                                                  Ended
Increase (Decrease) in                                           July 31,         For the Year Ended January 31,
Net Asset Value:                                                   2001       2001       2000        1999       1998
Per Share Operating Performance:
Net asset value, beginning of period                            $  17.09   $  21.40   $  18.24    $  13.26   $  11.67
                                                                ---------  ---------  ---------  ---------   ---------
Investment loss--net++                                              (.11)      (.30)      (.23)       (.24)      (.23)
Realized and unrealized gain (loss) on investments
   and foreign currency transactions--net                          (2.83)     (1.56)      4.47        5.55       2.81
                                                                ---------  ---------  ---------  ---------   ---------
Total from investment operations                                   (2.94)     (1.86)      4.24        5.31       2.58
                                                                ---------  ---------  ---------  ---------   ---------
Less distributions from realized gain on investments--net           (.43)     (2.45)     (1.08)       (.33)      (.99)
                                                                ---------  ---------  ---------  ---------   ---------
Net asset value, end of period                                  $  13.72   $  17.09   $  21.40    $  18.24   $  13.26
                                                                =========  =========  =========  =========   =========

Total Investment Return:**
Based on net asset value per share                                (17.12%)+++ (9.34%)    23.68%      40.39%     22.17%
                                                                =========  =========  =========  ==========   =========

Ratios to Average Net Assets:
Expenses                                                            2.40%*     2.38%      2.48%       2.71%      3.14%
                                                                =========  =========  =========  ==========  =========
Investment loss--net                                               (1.49%)*   (1.41%)    (1.20%)     (1.55%)    (1.71%)
                                                                =========  =========  =========  ==========  =========

Supplemental Data:
Net assets, end of period (in thousands)                        $  58,364  $  69,476  $  72,650  $  40,710   $  13,059
                                                                =========  =========  =========  ==========  =========
Portfolio turnover                                                 80.95%    100.88%     81.27%      40.59%     60.24%
                                                                =========  =========  =========  ==========  =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.


July 31, 2001, Mercury Growth Opportunity Fund


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Mercury Growth Opportunity Fund (the "Fund") is part of The Asset Program, Inc. (the "Program"), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote upon any material changes under the distribution plan for Class A Shares). The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price in the over-the-counter market prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Program's Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price
(options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Program's Board of Directors.

(b) Repurchase agreements--The Fund may invest in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.


July 31, 2001, Mercury Growth Opportunity Fund


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Fund is authorized to purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.


July 31, 2001, Mercury Growth Opportunity Fund


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(d) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(g) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(i) Expenses--Certain expenses have been allocated to the individual Funds in the Program on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Program.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Investment Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .65%, on an annual basis, of the average daily value of the Fund's net assets.


July 31, 2001, Mercury Growth Opportunity Fund


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                     Account
                                   Maintenance        Distribution
                                       Fees               Fees

Class A                                .25%                --
Class B                                .25%               .75%
Class C                                .25%               .75%

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Program. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended July 31, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                       FAMD              MLPF&S

Class I                                $  7             $   142
Class A                                $660             $14,564

For the six months ended July 31, 2001, MLPF&S received contingent deferred sales charges of $84,333 and $5,069 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $48,090 in commissions on the execution of portfolio security transactions for the Fund for the six months ended July 31, 2001.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended July 31, 2001, the Fund reimbursed FAM
$7,231 for certain accounting services.

Certain officers and/or directors of the Program are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended July 31, 2001 were $133,013,505 and $132,666,246, respectively.


July 31, 2001, Mercury Growth Opportunity Fund


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Net realized gains (losses) for the six months ended July 31, 2001 and net unrealized gains (losses) as of July 31, 2001 were as follows:

                                     Realized           Unrealized
                                  Gains (Losses)      Gains (Losses)

Long-term investments             $ (16,254,126)       $  (8,023,755)
Short-term investments                       149                   --
Foreign currency transactions              1,887                   72
                                  --------------       --------------
Total                             $ (16,252,090)       $  (8,023,683)
                                  ==============       ==============

As of July 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $8,023,755, of which $8,518,201 related to appreciated securities and $16,541,956 related to depreciated securities. At July 31, 2001, the aggregated cost of investments for Federal income tax purposes was $170,375,274.


4. Capital Share Transactions:
Prior to April 3, 2000, Class I Shares were designated as Class A
Shares and Class A Shares were designated as Class D Shares.

Net increase in net assets derived from capital share transactions was $8,426,771 and $39,382,889 for the six months ended July 31, 2001 and for the year ended January 31, 2001, respectively.

Class I Shares for the Six Months                           Dollar
Ended July 31, 2001                       Shares            Amount

Shares sold                               95,494         $  1,515,000
Shares issued to shareholders in
reinvestment of distributions              5,478               75,594
                                    ------------         ------------
Total issued                             100,972            1,590,594
Shares redeemed                         (17,500)            (267,758)
                                    ------------         ------------
Net increase                              83,472         $  1,322,836
                                    ============         ============



Class I Shares for the Year                                 Dollar
Ended January 31, 2001                    Shares            Amount

Shares sold                               87,726         $  1,776,161
Shares issued to shareholders in
reinvestment of distributions             10,449              192,866
                                    ------------         ------------
Total issued                              98,175            1,969,027
Shares redeemed                         (18,369)            (394,224)
                                    ------------         ------------
Net increase                              79,806         $  1,574,803
                                    ============         ============


July 31, 2001, Mercury Growth Opportunity Fund


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Class A Shares for the Six Months                           Dollar
Ended July 31, 2001                       Shares            Amount

Shares sold                              105,351         $  1,639,039
Automatic conversion of shares            34,036              540,610
Shares issued to shareholders in
reinvestment of distributions             19,965              274,319
                                    ------------         ------------
Total issued                             159,352            2,453,968
Shares redeemed                         (57,744)            (901,806)
                                    ------------         ------------
Net increase                             101,608         $  1,552,162
                                    ============         ============


Class A Shares for the Year                                 Dollar
Ended January 31, 2001                    Shares            Amount

Shares sold                              229,270         $  4,687,480
Automatic conversion of shares            29,466              649,616
Shares issued to shareholders in
reinvestment of distributions             57,649            1,081,086
                                    ------------         ------------
Total issued                             316,385            6,418,182
Shares redeemed                         (63,010)          (1,417,665)
                                    ------------         ------------
Net increase                             253,375         $  5,000,517
                                    ============         ============


Class B Shares for the Six Months                           Dollar
Ended July 31, 2001                       Shares            Amount

Shares sold                              519,825         $  8,014,674
Shares issued to shareholders in
reinvestment of distributions            181,446            2,436,815
                                    ------------         ------------
Total issued                             701,271           10,451,489
Automatic conversion of shares          (34,723)            (540,610)
Shares redeemed                        (466,061)          (7,085,115)
                                    ------------         ------------
Net increase                             200,487         $  2,825,764
                                    ============         ============


Class B Shares for the Year                                 Dollar
Ended January 31, 2001                    Shares            Amount

Shares sold                            1,309,377         $ 28,203,743
Shares issued to shareholders in
reinvestment of distributions            657,518           12,164,491
                                    ------------         ------------
Total issued                           1,966,895           40,368,234
Automatic conversion of shares          (30,135)            (649,616)
Shares redeemed                        (912,165)         (19,817,700)
                                    ------------         ------------
Net increase                           1,024,595         $ 19,900,918
                                    ============         ============


JULY 31, 2001, MERCURY GROWTH OPPORTUNITY FUND


NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Class C Shares for the Six Months                           Dollar
Ended July 31, 2001                       Shares            Amount

Shares sold                              407,583         $  6,233,339
Shares issued to shareholders in
reinvestment of distributions            114,189            1,530,134
                                    ------------         ------------
Total issued                             521,772            7,763,473
Shares redeemed                        (332,669)          (5,037,464)
                                    ------------         ------------
Net increase                             189,103         $  2,726,009
                                    ============         ============


Class C Shares for the Year                                 Dollar
Ended January 31, 2001                    Shares            Amount

Shares sold                              895,148         $ 19,281,545
Shares issued to shareholders in
reinvestment of distributions            409,021            7,557,475
                                    ------------         ------------
Total issued                           1,304,169           26,839,020
Shares redeemed                        (633,450)         (13,932,369)
                                    ------------         ------------
Net increase                             670,719         $ 12,906,651
                                    ============         ============



5. Short-Term Borrowings:
On December 1, 2000, the Fund, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus
 .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended July 31, 2001.



JULY 31, 2001, MERCURY GROWTH OPPORTUNITY FUND